Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses
Schedule of prepaid expenses

	December 31,
	2020	2019
Prepaid rental charges	0	771
Prepaid insurance premiums	10,743	—
Prepaid expenses for research and development	640	2,854
Prepaid transaction costs	0	14,662
Other prepaid expenses	6,363	—
Total	17,746	18,287